Income tax and social contribution (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2021
Income Tax And Social Contribution
Income tax and social contribution				R$ 535
Recognition inflation adjustment amounts		R$ 128
Deferred income tax and social contribution	R$ 156
Recognizing deferred taxes on tax losses		114	R$ 42
Reclassified from current assets		470
Other federal tax		R$ 231	R$ 151
Social contribution, percent		25.00%	9.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)		30.00%
Credit used amount		R$ 189	R$ 105